SERVICE INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
SCHEDULE OF SERVICE INVENTORIES

The following table summarizes the service inventories for the period end dates as set forth below (in US$ thousands):

	September 30,	December 31,
	2021	2020

Spare parts	$61,314	$54,709
Chemicals	24,380	24,422
Consumables	15,063	15,132
Total	$100,757	$94,263